Earnings per share (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Earnings per share [abstract]
Profit attributable to ordinary shareholders	£ 2,569	£ 1,744	£ 3,611
Weighted-average number of ordinary shares in issue – basic (in shares)	70,192	70,979	70,894
Adjustment for share options and awards (in shares)	881	842	854
Weighted-average number of ordinary shares in issue – diluted (in shares)	71,073	71,821	71,748
Basic earnings per share (in GBP per share)	£ 0.037	£ 0.024	£ 0.051
Diluted earnings per share (in GBP per share)	£ 0.036	£ 0.024	£ 0.050